Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 12,612	$ 5,673
Short term deposits	10,024	30,034
Marketable securities	67,964
Prepaid expenses and other receivables	1,345	1,164
Restricted cash	90	79
Cash held with respect to CVR Agreement	793	1,171
Total Current Assets	92,828	38,121
Non-Current Assets
Property and equipment, net	1,694	1,481
Other assets	665	756
Total Non-Current Assets	2,359	2,237
TOTAL ASSETS	95,187	40,358
Current Liabilities
Accounts payable trade	558	463
Accrued expenses and other liabilities	3,225	2,738
CVR holders	793	1,171
Total Current Liabilities	4,576	4,372
Non-Current Liabilities
Other long-term Liabilities	405	499
Total Non-Current Liabilities	405	499
Commitments and Contingent Liabilities
TOTAL LIABILITIES	4,981	4,871
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.40 ($0.12) par value: Authorized: 45,000,000 shares as of June 30, 2021 and December 31, 2020; Issued and outstanding:18,306,186 and 14,587,934 as of June 30, 2021 and December 31, 2020;	2,104	1,646
Additional paid in capital	131,663	70,361
Foreign currency translation adjustments	244	977
Accumulated deficit	(43,805)	(37,497)
TOTAL SHAREHOLDERS’ EQUITY	90,206	35,487
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 95,187	$ 40,358